Changes in Carrying Amount of Goodwill (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Goodwill [Line Items]
Beginning Balance	$ 125,750	$ 103,300
Goodwill additions related to acquisitions	19,392	18,371
Foreign currency effects on Goodwill	(2,452)	4,079
Ending Balance	$ 142,690	$ 125,750